Reverse Recapitalization - Schedule of reconciles the elements of business combination to the unaudited consolidated statement of changes in stockholders equity (Details) - Reverse Recapitalization [Member] - Business Combination Elements To Unaudited consolidated Statement Of Equity [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Reconciliation Of Elements Of Business Combination to Changes In Stockholders Equity [Line Items]
Cash - Galileo trust and cash, net of redemption	$ 28,115
Less: transaction costs and advisory fees allocated to equity	(6,260)
Effect of Merger, net of redemption, transaction costs and advisory costs	10,036
Private Sponsor Warrant Liabilities [Member]
Schedule Of Reconciliation Of Elements Of Business Combination to Changes In Stockholders Equity [Line Items]
Less: fair value of Private and Sponsor Warrant liabilities	(11,865)
Galileo [Member]
Schedule Of Reconciliation Of Elements Of Business Combination to Changes In Stockholders Equity [Line Items]
Non-cash net working capital assumed from Galileo	$ 46